Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Jul. 06, 2018
Dunham Monthly Distribution Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham Monthly Distribution Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide positive returns in rising and falling market environments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 96 of the Fund's Prospectus and in How to Buy and Sell Shares on page 94 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 382% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	382.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Sub-Adviser seeks to achieve attractive absolute returns across a diversified set of equities while actively managing risk to preserve capital, minimize volatility, and maintain liquidity. The Sub-Adviser generally seeks to accomplish this objective by investing in equities (including common stock, initial public offerings (“IPOs”) and other new issues) and equity-related securities (including preferred stock, options and warrants) across a diversified range of industries. The Sub-Adviser may also invest in cash and cash equivalents.

The Sub-Adviser invests in both 1) select long and short equity opportunities (“Long/Short”) and 2) event-driven opportunities with a hard catalyst (“Event-Driven”). The Sub-Adviser believes there are significant knowledge synergies (e.g., sector expertise that helps in understanding and analyzing the Event-Driven opportunities and risks, superior entry/exit levels based on flows) between the two strategies, and maintains a flexible investment mandate across such strategies in order to take advantage of opportunities presented in the market.

Long/Short: The Sub-Adviser invests in highly liquid stocks, predominantly from the Russell 1000® Index universe (large and mid-cap stocks). For the most recent annual reconstitution published as of June 2017, the market capitalization range of companies in the Russell 1000® Index was approximately $1.8 billion to $750.9 billion, which range will vary daily. Security selection and its weighting in the Fund is determined via an approach that takes into account expected return and the market-related risk of the stock, liquidity, conviction, and the macro picture while using short equity positions on individual stocks or short positions in exchange traded funds (“ETFs”) to maintain an overall low exposure to broad market movements.

Event-Driven: The Sub-Adviser invests in companies undergoing significant corporate events such as mergers and/or acquisitions (“M&A”), tender offers, Dutch auctions, recapitalizations, restructuring and divestitures. Additionally, the Sub-Adviser may participate in index reweights.

The number of positions and their size will depend on each position’s estimated risk adjusted expected return, and the nature of the event (e.g., the number of announced M&A deals, the size and breadth of an index reweight). The overall allocation of the Event-Driven portfolio will also be a function of the opportunity set for the strategy.

The Fund's distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions (including any return of capital) is not fixed but is expected to be at or near the level of the prime interest rate ("Prime Rate"). Additionally, the Fund's distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund's current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund's distribution policy, please turn to "Distribution Policy and Goals" section in the Fund's Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance.

Derivatives Risk – Financial derivatives, such as options, may not produce the desired investment results because they and are not perfect substitutes for the underlying securities, indices or currencies from which they are derived. Derivatives may also create leverage which will amplify the effect on the Fund, which may produce significant losses.

Distribution Policy Risk – The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in common stocks. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value.

ETFs are subject to specific risks, depending on the nature of the fund. For instance, investing in inverse ETFs is similar to holding various short positions, or using a combination of advanced investment strategies to profit from falling prices. When the value of ETFs held by the Fund decline, the value of your investment in the Fund declines.

IPO Risk – The Fund invests in IPOs at the time of the initial offering and in post-IPO trading. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the initial public offering prior to inclusion in the Fund. The price of stocks included in the Fund may not continue to appreciate. In addition, IPOs share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

Leveraging Risk – Using derivatives can create leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the Fund’s gains or losses.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

Merger and Event-Driven Risk – Investments in companies that are expected to be, or already are, the subject of a publicly announced merger, takeover, tender offer, leveraged buyout, spin-off, liquidation or other corporate reorganizations carry the risk that the proposed or expected corporate event may not be completed or may be completed on less favorable terms than originally expected.

Money Market/Short-Term Securities Risk – To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund's investments in these instruments could lose money.

Options Risk – The Fund may use options to enhance return and or mitigate risk. However, options can fall rapidly in response to developments in specific companies or industries and the Fund’s investments may be negatively impacted by unexpected market conditions.

Portfolio Turnover Risk – A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Short Selling Risk – If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss which may be unlimited. Also, the Fund is required to deposit collateral in connection with such short sales and may have to pay a fee to borrow particular securities.

Small and Medium Capitalization Risk – The Fund’s investments in smaller and medium-sized companies carry more risks than investments in larger companies. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund’s net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class A Shares of the Fund from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. The Class A sales charge is not reflected in the bar chart, and if the sales charge were included, returns would be less than those shown. The sales charge is reflected in the average annual total return table. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future. Performance prior to September 29, 2008 is the performance of a Predecessor Fund. Dunham & Associates Investment Counsel, Inc. did not begin managing the predecessor fund until August 2008. Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class A Shares of the Fund from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 3DUNHAM (338-6426)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dunham.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Return for Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Class A sales charge is not reflected in the bar chart, and if the sales charge were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 5.13% (quarter ended September 30, 2010) and the lowest return for a quarter was -6.14% (quarter ended September 30, 2011).

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the periods ended December 31, 2017
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The sales charge is reflected in the average annual total return table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class C and Class N shares, which are not shown, will vary from those of Class A shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. After tax returns for Class C and Class N shares, which are not shown, will vary from those of Class A shares.

Dunham Monthly Distribution Fund | IQ Hedge Market Neutral Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	IQ Hedge Market Neutral Total Return Index
1 Year	rr_AverageAnnualReturnYear01	3.29%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.25%	[1]
Dunham Monthly Distribution Fund | IQ Hedge Market Neutral Beta Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	IQ Hedge Market Neutral Beta Index
1 Year	rr_AverageAnnualReturnYear01	5.09%
5 Years	rr_AverageAnnualReturnYear05	2.93%
Dunham Monthly Distribution Fund | IQ Hedge Market Neutral Total Return Index As Of August 1 2008
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	3.11%	[1],[2],[3]
Dunham Monthly Distribution Fund | IQ Hedge Market Neutral Total Return Index As of September 29 2008
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	3.42%	[1],[3],[4]
Dunham Monthly Distribution Fund | IQ Hedge Market Neutral Beta Index - As of August 1, 2008
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	2.86%	[2],[3]
Dunham Monthly Distribution Fund | IQ Hedge Market Neutral Beta Index - As of September 29, 2008
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	3.25%	[3],[4]
Dunham Monthly Distribution Fund | Morningstar Multialternative Category
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Multialternative Category (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	5.14%	[5]
5 Years	rr_AverageAnnualReturnYear05	2.65%	[5]
Dunham Monthly Distribution Fund | Morningstar Multialternative Category - As of August 1, 2008
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	1.08%	[2],[3],[5]
Dunham Monthly Distribution Fund | Morningstar Multialternative Category - As of September 29, 2008
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	1.61%	[3],[4],[5]
Dunham Monthly Distribution Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.15%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%
1 Year	rr_ExpenseExampleYear01	$ 855
3 Years	rr_ExpenseExampleYear03	1,432
5 Years	rr_ExpenseExampleYear05	2,034
10 Years	rr_ExpenseExampleYear10	$ 3,649
Annual Return 2009	rr_AnnualReturn2009	9.00%
Annual Return 2010	rr_AnnualReturn2010	9.56%
Annual Return 2011	rr_AnnualReturn2011	(0.08%)
Annual Return 2012	rr_AnnualReturn2012	9.67%
Annual Return 2013	rr_AnnualReturn2013	4.72%
Annual Return 2014	rr_AnnualReturn2014	3.41%
Annual Return 2015	rr_AnnualReturn2015	(3.18%)
Annual Return 2016	rr_AnnualReturn2016	3.81%
Annual Return 2017	rr_AnnualReturn2017	4.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.14%)
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.89%)
5 Years	rr_AverageAnnualReturnYear05	1.38%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.28%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
Dunham Monthly Distribution Fund | Class A | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(3.03%)
5 Years	rr_AverageAnnualReturnYear05	0.05%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.99%	[3]
Dunham Monthly Distribution Fund | Class A | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	(0.44%)
5 Years	rr_AverageAnnualReturnYear05	0.62%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.34%	[3]
Dunham Monthly Distribution Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.15%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.69%
1 Year	rr_ExpenseExampleYear01	$ 371
3 Years	rr_ExpenseExampleYear03	1,129
5 Years	rr_ExpenseExampleYear05	1,906
10 Years	rr_ExpenseExampleYear10	$ 3,941
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	3.31%
5 Years	rr_AverageAnnualReturnYear05	1.82%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.17%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
Dunham Monthly Distribution Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.15%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%
1 Year	rr_ExpenseExampleYear01	$ 272
3 Years	rr_ExpenseExampleYear03	835
5 Years	rr_ExpenseExampleYear05	1,425
10 Years	rr_ExpenseExampleYear10	$ 3,022
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	4.35%
5 Years	rr_AverageAnnualReturnYear05	2.85%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.60%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2008

[1]	Change in the Fund’s benchmark effective April 1, 2018. As a result, the Fund’s performance is compared to both indices in the table above.
[2]	As of August 1, 2008.
[3]	For Class A and Class C Shares, life of Fund performance is measured from August 1, 2008 when the Adviser began managing the Fund as a Predecessor Fund. For Class N Shares, life of Fund performance is measured from commencement of operations of Class N Shares on September 29, 2008. On April 1, 2017, the Fund's principal investment strategy was materially changed. Therefore, the Fund's performance prior to that date may have been different had the current principal investment strategy been in place.
[4]	As of September 29, 2008.
[5]	The Morningstar Multialternative Category is generally representative of mutual funds with static allocations to alternative strategies and mutual funds that tactically allocate among alternative strategies and asset classes. The gross short exposure in these mutual funds is generally greater than 20%.
[6]	Management Fees have been restated to reflect an amendment to the Sub-Advisory agreement that is effective April 1, 2018. The Management fees assume the Sub-Adviser’s base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 60 bps (0.60%) and can range from 0.22% to 0.98%, depending on the effect of performance fees.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.